Income tax - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	€ 60,200	€ 51,000	€ 38,400
Deferred tax rate	26.50%	25.49%	25.49%
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	€ 59,600	€ 49,600	€ 37,800
FRANCE | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	225,000	184,300	141,600
UNITED STATES | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	€ 4,400	€ 4,800	€ 5,200
Expiration period				20 years